Employee benefit obligations - Defined benefit obligations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Defined benefit obligations	$ 320,000,000	$ 305,000,000
Germany
Disclosure of defined benefit plans [line items]
Defined benefit obligations	102,000,000	98,000,000
Obligations
Disclosure of defined benefit plans [line items]
Current service cost	6,000,000	6,000,000
Unfunded
Disclosure of defined benefit plans [line items]
Defined benefit obligations	105,000,000	100,000,000
Other employee benefit obligations
Disclosure of defined benefit plans [line items]
Interest income/ cost	2,000,000	2,000,000
Current service cost	$ 6,000,000	$ 5,000,000